Stock-based Compensation (Details 2) - $ / shares	3 Months Ended		12 Months Ended
	Jun. 30, 2018	Mar. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Stock-based Compensation Details 2
Nonvested Options Outstanding, Beginning	0	0	0	175,002
Nonvested Options Granted	2,130,000	0	5,550,000	6,130,000
Nonvested Options Vested	(2,130,000)	0	(5,550,000)	(6,305,002)
Nonvested Options Forfeited or Expired	0	0	0	0
Nonvested Options Outstanding, Ending	0	0	0	0
Weighted Average Exercise Price, Outstanding, Beginning	$ 0.00	$ 0.00	$ 0.00	$ 0.36
Weighted Average Exercise Price, Granted	0.41	0.00	0.11	0.1
Weighted Average Exercise Price, Vested	0.41	0.00	0.11	0.11
Weighted Average Exercise Price, Forfeited or Expired	0.00	0.00	0.00	0.00
Weighted Average Exercise Price, Outstanding, Ending	$ 0.00	$ 0.00	$ 0.00	$ 0.00